                                                    STAGECOACH FUNDS-Registered
                                                                     Trademark-


                   Annual Report
                   MONEY MARKET
                         Trusts


                       California Tax-Free Money Market Trust
                       Money Market Trust
                       National Tax-Free Money Market Trust


                       March 31, 1999

Money Market Trusts                                            TABLE OF CONTENTS
------------------------------------------------------------------------

    LETTER TO SHAREHOLDERS...........................................1

    INVESTMENT ADVISOR COMMENTARY AND
    PERFORMANCE AT A GLANCE

        California Tax-Free Money Market Trust.......................3

        National Tax-Free Money Market Trust.........................3

        Money Market Trust...........................................6

    PORTFOLIOS OF INVESTMENTS

        California Tax-Free Money Market Trust.......................8

        Money Market Trust..........................................15

        National Tax-Free Money Market Trust........................18

    STAGECOACH FUNDS

        Statement of Assets and Liabilities.........................30

        Statement of Operations.....................................31

        Statements of Changes in Net Assets.........................32

        Financial Highlights........................................34

        Notes to Financial Statements...............................37

    INDEPENDENT AUDITORS' REPORT....................................41

    LIST OF ABBREVIATIONS...........................................42

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                                               i
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THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                       Money Market Trusts
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for investing in the Stagecoach Funds.
  We're pleased to provide you with this annual report for the period ended March 31, 1999. The report provides information about your investment over the 12-month period, including economic and market trends, a performance summary, a portfolio review and a strategic outlook.
  The Stagecoach Funds experienced another year of significant growth, with net assets increasing from $25 billion to $29 billion during the 12-month period ended March 31, 1999. We believe our success can be partly attributed to the confidence and support of our shareholders generated by the continued positive performance of many of the Funds. Of course, we'll do our best to provide prudent management to maintain and earn that confidence.
  The 12-month period that ended March 31, 1999 was marked by significant volatility. Stocks marched steadily upward early in the period, but later surrendered some of those gains during a sell-off in the stock market last summer. Last summer and fall, global financial turmoil disrupted the U.S. financial markets, but the economy still benefited from overseas flight to capital and aggressive monetary easing by the Federal Reserve Board that drove interest rates down to historic lows. By the end of the year, the stock market had set new highs as broad stock indexes were propelled higher by a series of upbeat earnings reports, and the economy's two-tiered performance produced solid economic growth. Overall, bond yields are significantly lower than they were a year ago, and fundamentals still point toward healthy growth during the balance of 1999. The combination of subdued inflation, moderating economic growth and strong foreign demand should set the stage for lower interest rates.
  During the 12-month period ended March 31, 1999, stocks, as measured by the S&P 500 Index,(1) returned 18.49%. The U.S. Government bond market increased

Money Market Trusts                                       LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

7.01% as measured by the Lehman Brothers Long Government Bond Index(2) during the period. Most shorter-dated money market yields dropped late in the period, while yields on longer-dated papers rose.
  According to the Investment Company Institute, an estimated 44 million U.S. households, or 77.3 million individual investors, owned mutual funds in 1998. Many of these investors have benefited from unprecedented growth in the market. While the latest signs of economic strength are positive, investors should manage their expectations. The challenges of investing in today's markets make mutual funds one of the most popular investment vehicles. We recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs.
  Over the years, the Stagecoach Funds have built a reputation for innovation, leadership and commitment to investors. We understand you have a variety of investment options and we appreciate your confidence in selecting us to help you meet your financial goals. Thank you again for your continued investment with the Stagecoach Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Senior Vice President
Wells Fargo Bank,
Mutual Fund Group

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President of
Stagecoach Funds

1 The "S&P 500 Index" is a trademark of the Standard and Poor's Corporation. The
  S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

2 The Lehman Brothers Long Government Bond Index is an unmanaged index composed of U.S. Treasury bonds with 20-year or longer maturities.

INVESTMENT ADVISOR COMMENTARY                                Money Market Trusts
------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
NATIONAL TAX-FREE MONEY MARKET TRUST
  TWO STAGECOACH TAX-FREE MONEY MARKET TRUSTS (EACH, A "TRUST," COLLECTIVELY, THE "TRUSTS") WILL BE HIGHLIGHTED IN THE FOLLOWING MANAGER DISCUSSION AND ANALYSIS.
  The Stagecoach California Tax-Free Money Market Trust seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high-quality, short-term, U.S. dollar-denominated money market instruments, primarily municipal obligations.
  The Stagecoach National Tax-Free Money Market Trust seeks to obtain a high level of income exempt from federal income tax, while preserving capital and liquidity, by investing in high-quality, U.S. dollar-denominated money market instruments, primarily municipal obligations.
  The California Tax-Free Money Market Trust is managed by Kevin Shaughnessy of Wells Capital Management Incorporated. Mr. Shaughnessy joined Wells Fargo Bank in 1996 from Lehman Brothers. He holds a B.S. degree in Business Administration and an M.B.A. in Finance from California State University, Hayward. Mr. Shaughnessy has more than 10 years of experience in the investment industry and is a Chartered Financial Analyst candidate.
  As of January 1999, the National Tax-Free Money Market Trust is managed by Mary Gail Walton. The Trust was previously managed by Mr. Shaughnessy. Before joining Wells Capital Management, Ms. Walton was employed at Dean Witter Reynolds, Inc. and Ragen MacKenzie, Inc. Her career spans 14 years and includes extensive experience in tax-exempt portfolio management. She received a B.A. from the University of Washington and is a candidate for the Chartered

Money Market Trusts                                INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

Financial Analyst designation. She is a member of the Association for Investment Management and Research (AIMR) and the Security Analysts of San Francisco.

PERFORMANCE SUMMARY
The cumulative total returns for the 12-month period ended March 31, 1999, for the Stagecoach Tax-Free Money Market Trusts were as follows:
--------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST              2.93%
NATIONAL TAX-FREE MONEY MARKET TRUST                3.16%

  The seven-day current yields for the Stagecoach Tax-Free Money Market Trusts as of March 31, 1999, were as follows:
--------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST              2.65%
NATIONAL TAX-FREE MONEY MARKET TRUST                2.84%

  These tax-free yields are generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum combined federal and California income tax bracket of 45.22% would need to earn 4.84% from a taxable investment to match a 2.65% tax-free yield. In order to match a 2.84% tax-free yield, an investor in the maximum 39.60% federal income tax bracket would need to earn 4.70% on a taxable investment. Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  As a result of the low interest rate environment and in anticipation of an interest rate decrease by the Federal Reserve Board, we lengthened each Trust's weighted average maturity early in the 12-month period. Weighted average maturity is an indication of a fund's sensitivity to interest rates. In addition, California's economy was strong last June and the state was experiencing a budget surplus. As a result, the issuance of short-term one-year notes dropped off significantly.
  Considering seasonal influences in the market, our strategy to increase maturity early in the period was made in an attempt to capture higher yields offered by securities such as one-year tax-exempt notes and com-
4

INVESTMENT ADVISOR COMMENTARY                                Money Market Trusts
------------------------------------------------------------------------

mercial paper. In addition, we decreased our exposure to variable-rate securities. During the first quarter of 1999, most shorter-dated money market yields dropped, while yields on longer-dated paper rose. Yields were lower in January and February, while slightly higher in March. In anticipation of shareholders drawing on their funds during tax season, we have let maturities roll down.

STRATEGIC OUTLOOK
  Since yields have already declined in the money fund market, we will continue to maintain longer maturities in the Trusts and will increase our fixed-rate exposure if we feel security prices are attractive. We believe the Federal Reserve Board will remain neutral in its outlook toward interest rates. With the expectation that short-term issuance of notes will remain thin, we will focus on maintaining our strong position in liquid paper to handle cash outflows.
  Overall, we feel the Trusts are positioned well given the international economic condition and low interest rate environment. We intend to maintain our emphasis on preservation of principal, high liquidity, credit quality and the highest possible tax-exempt returns for our clients.

Figures quoted represent past performance, which is no guarantee of future results. The Trusts are neither insured nor guaranteed by the U.S. Government.

 A portion of the Trusts' distributions may be subject to federal, state, and/or local taxes or the alternative minimum tax (AMT).

 The Trusts' manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Trusts' returns would have been lower. There is no guarantee such reductions will continue.

 An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

Money Market Trusts                                INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

MONEY MARKET TRUST
  The Money Market Trust (the "Trust") seeks to provide investors with current income and stability of principal, by investing in high-quality, U.S. dollar-denominated money market instruments with remaining maturities not exceeding 397 days (13 months).
  The Trust is managed by Michael Neitzke of Wells Capital Management Incorporated. Mr. Neitzke joined Wells Fargo Bank in 1996 from First Interstate Capital Management. He has more than a decade of experience in managing taxable money market mutual funds at First Interstate Bank and Union Capital Advisors. He holds a B.A. degree in Finance from California State University, Los Angeles.

PERFORMANCE SUMMARY
  For the 12-month period ended March 31, 1999, the Stagecoach Money Market Trust's cumulative total return was 5.35%. The seven-day current yield for the Trust was 4.82% as of March 31, 1999. Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  Throughout the period, there were several events that affected the financial markets. Perhaps the most significant was the series of interest rate cuts by the Federal Reserve Board (the Fed) late in 1998. These cuts were a result of serious credit/liquidity problems overseas, and problems with several large U.S. hedge funds. It was clear the Fed was committed to maintaining liquidity in the markets by lowering interest rates. By adding later-dated securities to our portfolios, we were able to maintain competitive yields in the low interest rate environment.
  The Trust always maintains a core position in repurchase agreements and other short-dated securities when they are trading at the upper end of their expected range.

STRATEGIC OUTLOOK
  With international and domestic markets relatively stable and inflation under control, interest rates are

INVESTMENT ADVISOR COMMENTARY                                Money Market Trusts
------------------------------------------------------------------------

expected to remain in a fairly narrow trading range. However, as proven in late 1998, the Fed stands ready to provide necessary liquidity by further lowering interest rates if global markets continue to experience credit/ liquidity problems.
  The Trust is well positioned given current international economic conditions and low interest rates. We believe interest rates may remain unchanged at least until the end of 1999, and we will maintain the Trust's longer-than-average maturity structure. We believe it's prudent to focus more on credit quality, stability, capital preservation and liquidity, rather than purely on yield.

Figures quoted represent past performance, which is no guarantee of future results. The Trust is neither insured nor guaranteed by the U.S. Government.

The Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Trust's returns would have been lower. There is no guarantee such reductions will continue.

An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

California Tax-Free Money Market Trust      PORTFOLIO OF INVESTMENTS - MARCH 31,
1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES - 96.09%

$ 5,000,000  ABN Amro Munitops COP 1998-20                        3.05 %        07/05/06   $   5,000,000
  4,600,000  Alameda CA School Finance Authority Revenue
               Series A                                           2.55          07/01/18       4,600,000
  2,230,000  Alameda Corrections Authority Revenue                2.94          10/01/15       2,230,000
  2,700,000  Anaheim CA Public Improvement COP LOC -
               Industrial Bank of Japan Limited                   2.70          08/01/19       2,700,000
  6,400,000  Big Bear Lake CA Industrial Revenue Southwest
               Gas Corporation AMT Series A LOC - Union Bank
               of Switzerland                                     2.80          12/01/28       6,400,000
  7,000,000  California Community College Financing
               Authority Revenue                                  2.90          09/30/99       7,000,000
  1,035,000  California Educational Facilities                    5.25          12/01/99       1,052,226
  1,600,000  California Health Facility                           3.00          09/01/28       1,600,000
  3,995,000  California HFA Revenue AMT                           2.95          08/01/25       3,995,000
  1,300,000  California HFA Revenue AMT                           3.00          02/01/00       1,300,000
  1,235,000  California HFFA                                      2.70          07/01/12       1,235,000
  5,150,000  California HFFA FSA Insured                          2.95          07/01/22       5,150,000
  1,500,000  California HFFA Revenue Catholic Healthcare
               Series A MBIA Insured                              2.70          07/01/06       1,500,000
  7,600,000  California PCR                                       2.45          05/06/99       7,600,000
    600,000  California PCR AMT                                   2.90          01/01/10         600,000
  4,000,000  California PCR Financing Authority                   2.70          09/01/17       4,000,000
  3,000,000  California Revenue Wateruse Finance Authority        2.70          05/01/28       3,000,000
 20,000,000  California School Cash Reserve Program
               Authority Series A                                 4.50          07/02/99      20,036,900
  3,800,000  California School Facilities                         2.75          07/01/22       3,800,000
  2,000,000  California School Facilities COP                     2.75          07/01/22       2,000,000
  1,195,000  California School Facilities Financing
               Corporation Series B Bayerische                    2.75          07/01/24       1,195,000
 31,700,000  California State Community                           2.90          09/30/99      31,700,000
  3,000,000  California State COP Series 55 FGIC Insured          2.92          02/01/13       3,000,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999       California Tax-Free Money Market
Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 3,500,000  California State Development Authority Revenue
               Series A                                           2.85 %        10/01/26   $   3,500,000
  2,700,000  California State HFFA Catholic West Hospital
               Series B MBIA Insured                              2.70          07/01/05       2,700,000
  3,800,000  California State HFFA Memorial Health Services       2.85          10/01/24       3,800,000
  1,000,000  California State HFFA Revenue Catholic
               Healthcare West MBIA Insured                       2.70          07/01/09       1,000,000
  2,700,000  California State HFFA Revenue Catholic
               Healthcare West Series B MBIA Insured              2.70          07/01/16       2,700,000
  6,700,000  California State HFFA Revenue Scripps Hospital       2.75          10/01/21       6,700,000
  3,700,000  California State HFFA Revenue Scripps Memorial
               Hospital Series B                                  2.70          12/01/15       3,700,000
  1,200,000  California State HFFA Santa Barbara Cottage LOC
               Credit Suisse                                      2.60          09/01/15       1,200,000
  3,200,000  California State HFFA St Joseph Health Center
               Series A                                           2.95          07/01/13       3,200,000
  2,000,000  California State PCFA Pacific Gas & Electric
               Series A AMT                                       2.70          12/01/16       2,000,000
  1,700,000  California State PCFA Pacific Gas & Electric
               Series F                                           3.00          11/01/26       1,700,000
  1,000,000  California State PCFA Solid Waste Disposal
               Revenue Colmac Energy Project Series A LOC -
               Swiss Bank AMT                                     2.80          12/01/16       1,000,000
  1,200,000  California State PCFA Solid Waste Disposal
               Revenue Shell Oil Company Martinez Project
               AMT AMBAC Insured                                  3.20          12/01/24       1,200,000
  7,400,000  California State PCR Sierra Pacific Industries       2.75          02/01/13       7,400,000
 10,400,000  California State Public Works                        2.91          09/01/17      10,400,000
 23,650,000  California State Revenue Antic Notes                 4.00          06/30/99      23,704,547
  5,100,000  California State PCR MBIA Insured                    2.95          06/01/10       5,100,000

California Tax-Free Money Market Trust      PORTFOLIO OF INVESTMENTS - MARCH 31,
1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 3,500,000  Central Valley School Financing Authority Tax
               Revenue                                            3.50 %        01/27/00   $   3,519,268
  2,000,000  Chula Vista CA Charter City Revenue Home Depot
               Incorporated                                       2.60          12/01/10       2,000,000
  2,000,000  Chula Vista CA GO                                    2.80          06/10/99       2,000,000
  3,440,000  Chula Vista CA MFHR Series A                         2.70          03/01/05       3,440,000
  1,000,000  Eastern Municipal Water District CA Revenue
               Series B FGIC Insured                              2.70          07/01/20       1,000,000
  4,700,000  Foothill / Eastern CA Transportation Corridor
               Agency Toll Road Revenue Series C LOC -
               Credit Suisse                                      2.70          01/02/35       4,700,000
    400,000  Fremont CA MFHR Creekside Village Apartments
               LOC - National Westminster Bank Plc                2.90          09/01/07         400,000
  2,000,000  Huntington Beach CA Rivermeadow Series B             2.80          12/01/05       2,000,000
  1,300,000  Irvine Ranch CA Water District LOC - Sumitomo
               Bank Limited                                       3.00          10/01/00       1,300,000
    300,000  Irvine Ranch CA Water District Series 85B            3.00          10/01/99         300,000
  3,500,000  Livermore MFHR                                       2.65          07/15/18       3,500,000
  2,900,000  Long Beach CA CP                                     2.45          05/05/99       2,900,000
 10,000,000  Los Angeles CA GO                                    2.65          05/04/99      10,000,000
 10,200,000  Los Angeles CA GO                                    2.70          05/03/99      10,200,000
  4,700,000  Los Angeles CA Pension Obligation Series B
               AMBAC Insured                                      2.70          06/30/07       4,700,000
  4,400,000  Los Angeles CA USD                                   2.75          12/01/17       4,400,000
  4,000,000  Los Angeles CA USD Series A26, Regulation D          2.90          10/01/99       4,000,000
  2,500,000  Los Angeles CA Wastewater System Revenue             2.75          05/04/99       2,500,000
 15,000,000  Los Angeles County CA                                4.50          06/30/99      15,029,559
  5,800,000  Los Angeles County CA Metropolitan
               Transportation Authority Sales Tax Revenue
               Series A                                           2.70          07/01/20       5,800,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999       California Tax-Free Money Market
Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 4,000,000  Los Angeles County CA Pension Obligation Series
               A AMBAC Insured                                    2.70 %        06/30/07   $   4,000,000
  2,000,000  Los Angeles County CA Public Works Financing
               Authority Lease Revenue Series 114                 2.91          12/01/29       2,000,000
  5,000,000  Los Angeles DW&P                                     2.75          06/10/99       5,000,000
  5,000,000  Los Angeles DW&P                                     2.80          05/04/99       5,000,000
  1,000,000  Mt. Diablo CA USD                                    3.50          01/28/00       1,005,349
  2,200,000  Oakland Children's Hospital Medical Center
               Revenue                                            2.80          07/01/99       2,200,000
  1,800,000  Orange County CA Apartment Development Revenue
               Series U                                           2.75          11/01/09       1,800,000
  5,000,000  Orange County CA Apartment Development Series 2
               FNMA Collateralized                                2.80          11/15/28       5,000,000
  2,700,000  Orange County CA HFA The Lakes Apartments LOC -
               Citibank                                           2.80          12/01/06       2,700,000
  1,500,000  Orange County CA Sanitation District Multiple
               Credit Enhancments                                 2.70          08/01/13       1,500,000
  1,220,000  Palo Alto CA USD                                     5.25          08/01/99       1,229,959
  2,000,000  Redlands CA                                          2.75          09/01/17       2,000,000
  1,365,000  Redlands CA COP Water Treatment Facilities
               Project FGIC Insured                               2.75          09/01/15       1,365,000
  1,800,000  Riverside County CA                                  2.65          07/15/18       1,800,000
  3,205,000  Riverside County CA                                  2.75          12/01/15       3,205,000
  5,000,000  Riverside County CA                                  2.90          09/30/99       5,000,000
  7,000,000  Riverside County CA                                  4.50          09/30/99       7,040,322
  1,300,000  Riverside County CA COP Series A                     2.70          12/01/15       1,300,000
  6,000,000  Sacramento County CA Series A28, Regulation D        2.90          09/30/99       6,000,000
  2,000,000  Salinas CA MFHR Mariner Village                      2.60          04/01/05       2,000,000
  2,400,000  San Bernardino County CA COP Housing Authority
               Revenue                                            2.75          07/01/15       2,400,000
  1,650,000  San Bernardino County CA GO                          7.65          01/01/15       1,740,420
 16,000,000  San Diego CA COP                                     2.90          09/30/99      16,000,000

California Tax-Free Money Market Trust      PORTFOLIO OF INVESTMENTS - MARCH 31,
1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 4,200,000  San Diego CA Housing Authority Revenue LOC -
               Citibank                                           2.75 %        12/01/08   $   4,200,000
  1,150,000  San Francisco CA City & County Finance
               Authority Revenue                                  2.80          09/01/06       1,150,000
  2,000,000  San Francisco CA CP                                  2.60          04/12/99       2,000,000
  4,410,000  San Francisco CA GO                                  3.05          01/01/27       4,410,000
  4,745,000  San Francisco CA GO AMT                              2.95          05/01/19       4,745,000
  4,200,000  San Francisco CA MFHR Filmore Center Apartments
               LOC - Bank of Nova Scotia                          2.75          12/01/17       4,200,000
  2,000,000  San Francisco CA MFHR Filmore Center Apartments
               LOC - Citibank                                     2.75          12/01/17       2,000,000
  2,000,000  San Francisco County CA International Airport
               COP Series 31 FGIC Insured                         2.92          05/01/29       2,000,000
  2,600,000  San Jose CA Redevelopment Agency Project A           2.55          07/01/26       2,600,000
  1,000,000  San Jose CA Redevelopment Agency Project B           2.45          07/01/26       1,000,000
  3,500,000  San Jose/Santa Clara Clean Water Financing
               Authority                                          2.70          11/15/20       3,500,000
  5,200,000  San Juan Project Revenue Series A                    2.70          07/01/22       5,200,000
  3,245,000  San Mateo County CA JT Powers Authority Lease
               Revenue Series 123 FSA Insured                     2.92          07/15/29       3,245,000
  1,500,000  Santa Ana CA Industrial Development Authority        3.25          11/01/18       1,500,000
  3,100,000  Santa Clara CA Electric Revenue Series 85C LOC
               - National Westminster Bank Plc                    2.90          07/01/10       3,100,000
  2,800,000  Santa Clara CA Transit System LOC - Sumitomo
               Bank Limited                                       2.85          06/01/15       2,800,000
  4,000,000  Santa Clara County CA                                3.00          11/15/22       4,000,000
  2,000,000  Santa Clara County CA Finance Authority Lease
               Revenue Project B                                  2.75          11/15/25       2,000,000
  5,300,000  Simi Valley CA Public Finance Lease Revenue          2.65          09/01/15       5,300,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999       California Tax-Free Money Market
Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 6,000,000  Sonoma County California Tax & Revenue               3.50 %        02/01/00   $   6,026,100
  3,600,000  South Gate CA RDFA Tax Allocation Revenue
               Prerefunded                                        7.38          09/01/09       3,738,668
  2,421,000  Southeast CA Revenue Recovery Facility Series A      2.65          12/01/18       2,421,000
  1,781,000  Southeast Resource Recovery Facility Lease
               Revenue Series B AMT                               2.75          12/01/18       1,781,000
  1,500,000  Southern California Metro Water District             2.55          06/02/99       1,500,000
  7,700,000  Southern California Metro Water District             2.75          05/04/99       7,700,000
  1,000,000  Southern California Metro Water District             2.75          07/08/99       1,000,000
 16,500,000  Southern California Metro Water District             2.80          06/08/99      16,500,000
  5,500,000  Southern California Metro Water District             2.85          06/07/99       5,500,000
  3,205,000  Southern California Metro Water District             4.85          07/01/99       3,221,391
  1,350,000  Southern California Public Power Authority
               Revenue Paloverde Project AMBAC Insured            2.75          07/01/17       1,350,000
  1,670,000  Tehachapi CA Community Facilities District
               Special Tax No. 89-1                               7.40          10/01/14       1,757,964
  2,000,000  Turlock CA COP Irrigation Project Series A           2.65          01/01/26       2,000,000
  8,900,000  University of California GO                          2.55          05/04/99       8,900,000
  2,600,000  University of California GO                          2.60          05/03/99       2,600,000
 10,000,000  University of California GO                          2.70          06/11/99      10,000,000
  5,479,000  University of California GO                          2.75          05/03/99       5,479,000
  3,500,000  University of California GO                          2.75          05/04/99       3,500,000
  6,000,000  University of California GO                          2.90          08/05/99       6,000,000
  2,700,000  Vallecitos CA                                        2.70          07/01/30       2,700,000
  1,000,000  Vallejo CA Housing Revenue                           2.65          05/15/22       1,000,000

California Tax-Free Money Market Trust      PORTFOLIO OF INVESTMENTS - MARCH 31,
1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 7,100,000  Vallejo CA MFHR Revenue                              2.75 %        01/01/08   $   7,100,000
    400,000  West Basin CA Municipal Water District Revenue
               Project B                                          2.60          08/01/27         400,000
                                                                                           --------------
             TOTAL CALIFORNIA MUNICIPAL SECURITIES                                         $ 527,798,673
             (Cost $527,798,673)

             PUERTO RICO MUNICIPAL SECURITIES - 2.05%

$ 1,800,000  Puerto Rico Commonwealth Highway &
               Transportation Authority Revenue Series X          2.75 %        07/01/99   $   1,800,000
    200,000  Puerto Rico Commonwealth Highway &
               Transportation Authority Series A AMBAC
               Insured                                            2.65          07/01/28         200,000
  6,145,000  Puerto Rico Commonwealth Series 120 MBIA
               Insured                                            2.88          07/01/23       6,145,000
  3,120,000  Puerto Rico Revenue                                  2.90          07/01/28       3,120,000
                                                                                           --------------
             TOTAL PUERTO RICO MUNICIPAL SECURITIES                                        $  11,265,000
             (Cost $11,265,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $539,063,673)* (Note 1)                            98.14%               $  539,063,673
              Other Assets and Liabilities, Net                         1.86                    10,225,246
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  549,288,919
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999                     Money Market Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             VARIABLE AND FLOATING RATE BONDS - 14.19%

$20,000,000  Commercial Bank                                      4.82 %        07/13/99   $  19,996,663
 12,000,000  First Union National Bank                            4.87          09/28/99      12,000,000
 20,000,000  Key Bank                                             4.88          10/13/99      19,995,630
 15,000,000  Wachovia Bank                                        4.79          05/14/99      14,998,781
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  66,991,074
             (Cost $66,991,074)

             COMMERCIAL PAPER - 52.16%

$20,000,000  Asset Securitization Coop Corporation++              4.85 %#       06/23/99   $  19,776,361
 15,000,000  Associates First Capital                             4.80 #        04/28/99      14,946,000
 20,000,000  Atlantis One Funding Corporation                     4.78 #        05/13/99      19,888,000
  8,000,000  Beta Finance Incorporated++                          4.86 #        06/14/99       7,920,080
 10,000,000  CC USA Incorporated                                  4.84 #        08/16/99       9,815,811
 20,000,000  Commercial Credit Corporation                        4.80 #        04/19/99      19,952,000
 15,000,000  Enterprise Funding Corporation++                     4.86 #        04/23/99      14,955,450
 15,000,000  Ford Motor Credit Company                            4.83 #        06/15/99      14,849,063
 20,000,000  General Electric Capital Services Incorporated       4.67 #        04/20/99      19,950,706
 20,000,000  Greenwich Funding Corporation++                      4.84 #        05/17/99      19,876,311
 19,500,000  Johnson & Johnson++                                  4.68 #        05/06/99      19,411,275
 20,000,000  Merrill Lynch & Company Incorporated                 4.79 #        04/16/99      19,960,083
 20,000,000  Morgan Stanley Dean Witter                           4.87 #        04/08/99      19,981,061
  5,000,000  Preferred Receivables Funding Corporation++          4.88 #        05/10/99       4,973,567
 20,000,000  Windmill Funding Corporation++                       4.86 #        04/26/99      19,932,500
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $ 246,188,268
             (Cost $246,188,268)

Money Market Trust                     PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS & NOTES - 22.48%

$10,000,000  Bank of America Corporation                          4.95 %#       04/05/00   $   9,996,059
 10,000,000  CC USA Incorporated                                  5.78          06/11/99       9,999,613
 10,000,000  First Union National Bank                            5.35          09/09/99      10,000,000
  5,962,000  Ford Holdings Incorporated                           9.25          03/01/00       6,178,317
 12,000,000  Huntington National Bank                             5.74          05/05/99      11,999,518
  7,850,000  Huntington National Bank                             6.10          11/29/99       7,910,495
 20,000,000  IBM Credit Corporation                               5.57          08/17/99      19,994,850
 10,000,000  JP Morgan & Company Incorporated                     4.86          09/15/99      10,000,000
 20,000,000  Sigma Finance Incorporated                           5.39          03/10/00      20,000,000
                                                                                           --------------
             TOTAL CORPORATE BONDS & NOTES                                                 $ 106,078,852
             (Cost $106,078,852)

             SHORT-TERM FEDERAL AGENCIES - 6.65%

$ 3,000,000  Federal Home Loan Banks                              5.14 %        03/29/00   $   3,002,092
  3,000,000  Federal Home Loan Banks                              5.57          04/07/99       2,999,956
  1,700,000  Federal National Mortgage Association                5.27 #        08/04/99       1,669,188
  3,700,000  Federal National Mortgage Association                5.48          07/09/99       3,698,855
 20,000,000  Student Loan Mortgage Association                    4.77          11/05/99      20,000,000
                                                                                           --------------
             TOTAL SHORT-TERM FEDERAL AGENCIES                                             $  31,370,091
             (Cost $31,370,091)

             CERTIFICATES OF DEPOSIT - 4.24%

$10,000,000  Chase Manhattan Bank                                 5.10 %        04/20/99   $  10,000,000
 10,000,000  Northern Trust Company                               4.78          04/05/99      10,000,000
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSIT                                                 $  20,000,000
             (Cost $20,000,000)

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999                     Money Market Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 2.29%

$ 4,468,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         4.90          04/01/99   $   4,468,000
    344,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              4.88          04/01/99         344,000
  5,984,000  Morgan Stanley & Company Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         4.90          04/01/99       5,984,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  10,796,000
             (Cost $10,796,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $481,424,285)* (Note 1)                           102.01%               $  481,424,285
              Other Assets and Liabilities, Net                        (2.01)                   (9,501,522)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  471,922,763
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

National Tax-Free Money Market Trust   PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES - 99.72%
             ALABAMA - 3.08%
$ 2,700,000  Birmingham AL Medical Clinic Revenue                 2.85 %        12/01/26   $   2,700,000
  2,000,000  Stevenson AL IDA The Mead Corporation Project
               Series B                                           3.35          04/01/33       2,000,000
  2,500,000  Stevenson AL IDA The Mead Corporation Project
               Series D                                           3.30          11/01/11       2,500,000
                                                                                           --------------
                                                                                           $   7,200,000

             ARIZONA - 3.55%
$   600,000  Apache County AZ IDA Tucson Electric Power
               Series 83-A                                        3.05 %        12/15/18   $     600,000
  2,000,000  Arizona School District Tax Antic Financing
               Project COP Series A                               4.10          07/30/99       2,003,378
  2,500,000  Arizona Tax Antic Notes COP Series B                 4.20          07/30/99       2,510,270
  3,150,000  Maricopa County AZ Community College District
               Series B                                           6.50          07/01/99       3,176,873
                                                                                           --------------
                                                                                           $   8,290,521

             ARKANSAS - 0.64%
$ 1,500,000  Fayetteville Ark Public Facilities Board
               Revenue Butterfield Trail Project                  3.15 %        09/01/27   $   1,500,000

             CALIFORNIA - 0.86%
$ 1,000,000  Golden Empire Schools Financing Authority Kern
               High School District Series A                      2.90 %        12/01/24   $   1,000,000
  1,000,000  Los Angeles CA Pension Obligation Series B
               AMBAC Insured                                      2.70          06/30/07       1,000,000
                                                                                           --------------
                                                                                           $   2,000,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999   National Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             COLORADO - 2.35%
$ 2,200,000  Colorado State HFFA Boulder County Hospital
               Project Series C                                   3.00 %        10/01/14   $   2,200,000
  1,600,000  Colorado State HFFA Catholic Healthcare Series
               B                                                  3.00          12/01/25       1,600,000
  1,200,000  Colorado Student Obligation Board Authority
               Series A                                           3.15          09/01/24       1,200,000
    500,000  Douglas County CO MFHR Autumn Chase Project          3.10          07/01/06         500,000
                                                                                           --------------
                                                                                           $   5,500,000

             CONNECTICUT - 1.23%
$ 2,870,000  Connecticut State HFA Series G AMBAC Insured         2.90 %        05/15/18   $   2,870,000

             FLORIDA - 9.63%
$ 3,800,000  Broward County FL Port Everglades Facilities
               AMBAC Insured                                      3.10 %        09/01/27   $   3,800,000
  1,000,000  Dade County FL HFA GAbles FNMA Collateralized        3.00          05/15/05       1,000,000
  5,485,000  Jacksonville FL Electric Authority Revenue
               Series 127                                         3.16          10/01/32       5,485,000
  5,000,000  Lee County FL IDA Healthcare                         2.95          10/01/04       5,000,000
  1,200,000  Miami FL HFFA Mercy Hospital Project                 2.95          08/01/20       1,200,000
  1,000,000  Orlando FL Assessment Revenue                        2.95          10/01/21       1,000,000
  5,000,000  Tampa FL Sports Authority Revenue Series 98          3.05          01/01/27       5,000,000
                                                                                           --------------
                                                                                           $  22,485,000

National Tax-Free Money Market Trust   PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             GEORGIA - 6.08%
$ 1,800,000  Georgia Municipal Electric Revenue                   2.90 %        05/03/99   $   1,800,000
  1,100,000  Georgia Municipal Gas Authority Revenue Gas
               Portfolio II Project Series A                      2.90          11/01/06       1,100,000
  2,600,000  Georgia Municipal Gas Authority Revenue Gas
               Portfolio II Project Series B                      2.90          09/01/07       2,600,000
  3,000,000  Georgia Municipal Gas Authority Revenue Gas
               Portfolio II Project Series C                      2.90          01/01/08       3,000,000
  5,000,000  Richmond County GA Development Authority
               Revenue Solidwaste Disposal                        3.00          07/01/32       5,000,000
    700,000  Savannah GA Downtown Development Authority
               Revenue                                            2.95          09/01/05         700,000
                                                                                           --------------
                                                                                           $  14,200,000

             HAWAII - 0.80%
$ 1,875,000  Hawaii State GO                                      3.16 %        03/01/14   $   1,875,000

             IDAHO - 0.86%
$ 2,000,000  Idaho State Tax Antic Notes                          4.50 %        06/30/99   $   2,004,282

             ILLINOIS - 7.04%
$ 2,000,000  Chicago IL O'Hare Airport Revenue                    3.05 %        01/01/15   $   2,000,000
  1,000,000  Chicago IL Park District Capital Improvement         7.00          01/01/04       1,029,143
  1,000,000  Chicago IL Park District Tax Antic Notes             4.30          09/17/99       1,003,341
  6,500,000  Illinois HFFA Loyola University Health System
               Series B                                           2.90          07/01/24       6,500,000
  5,900,000  Illinois HFFA Revenue Advocate Healthcare
               Project Series B                                   3.05          08/15/22       5,900,000
                                                                                           --------------
                                                                                           $  16,432,484

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999   National Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             INDIANA - 4.88%
$ 1,800,000  Indiana HFFA Revenue Clarian Health Partners
               Series B                                           2.95 %        02/15/26   $   1,800,000
  2,800,000  Indiana HFFA Revenue Deacones Hospital
               Incorporated                                       2.95          01/01/22       2,800,000
  2,500,000  Indianapolis IN Resource Recovery Revenue            3.35          12/01/16       2,500,000
  2,300,000  Monroe County Hospital Authority Revenue             2.95          05/01/11       2,300,000
  1,000,000  Mt Vernon IN PCR General Electric Company
               Project                                            3.35          11/01/18       1,000,000
  1,000,000  Princeton IN PCR PSI Energy Incorporated             3.30          04/01/22       1,000,000
                                                                                           --------------
                                                                                           $  11,400,000

             IOWA - 0.86%
$ 2,000,000  Iowa Financing Authority Revenue SFMR                3.00 %        02/23/00   $   2,000,000

             KENTUCKY - 1.13%
$ 1,150,000  Kentucky Higher Education Student Loan
               Corporation Series A                               3.05 %        06/01/26   $   1,150,000
  1,500,000  Kentucky State Development Authority Pooled
               Loan Program Series A                              3.00          12/01/15       1,500,000
                                                                                           --------------
                                                                                           $   2,650,000

National Tax-Free Money Market Trust   PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             LOUISIANA - 5.60%
$   800,000  Ascension Parish LA PCR Shell Oil Company
               Project                                            3.10 %        09/01/23   $     800,000
  3,770,000  Calcasieu Parish LA Sales Tax District No. 4-A       3.00          09/01/01       3,770,000
  1,200,000  East Baton Rouge Parish LA PCR Georgia Pacific
               Corporation                                        3.00          10/01/99       1,200,000
  4,300,000  Louisiana Public Facilities Authority Revenue
               Willis Knighton Medical Center AMBAC Insured       3.10          09/01/27       4,300,000
  3,000,000  Plaquemines LA Port Harbor & Terminal District       3.60          03/15/06       3,000,000
                                                                                           --------------
                                                                                           $  13,070,000

             MARYLAND - 4.92%
$ 3,000,000  Baltimore MD GO CP                                   2.85 %        04/06/99   $   3,000,000
  7,500,000  Maryland State Community Development
               Residential Housing Series B                       3.15          01/14/00       7,500,000
  1,000,000  Maryland State GO CP                                 3.10          04/21/99       1,000,000
                                                                                           --------------
                                                                                           $  11,500,000

             MASSACHUSETTS - 0.44%
$ 1,000,000  Massachusetts State Health & Educational
               Facilities Authority Revenue Northeastern
               University Series C                                6.80 %        10/01/99   $   1,018,619

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999   National Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN - 1.84%
$ 1,000,000  Michigan State GO CP                                 2.60 %        05/05/99   $   1,000,000
    600,000  Michigan State Higher Education Student Loan
               Revenue Series X11-B                               3.00          10/01/13         600,000
  1,400,000  Michigan State Strategic Fund IDA Allen Group
               Incorporated Project                               3.00          11/01/25       1,400,000
  1,300,000  Michigan State Strategic Fund Limited
               Obligation Revenue                                 3.30          09/01/30       1,300,000
                                                                                           --------------
                                                                                           $   4,300,000

             MINNESOTA - 0.68%
$ 1,500,000  Duluth MN GO                                         8.38 %        02/15/20   $   1,598,343

             MISSOURI - 1.16%
$   700,000  Columbia MO Special Obligation Series A              2.95 %        06/01/08   $     700,000
  2,000,000  Missouri State Health & Educational Facilities
               Authority Revenue Series B                         3.00          12/01/16       2,000,000
                                                                                           --------------
                                                                                           $   2,700,000

             NEBRASKA - 2.14%
$ 5,000,000  Omaha Public Power Distirct Revenue Series 122       3.05 %        02/01/14   $   5,000,000

             NEVADA - 1.07%
$ 1,500,000  Clark County NV Airport Improvement Revenue
               Series A                                           2.90 %        07/01/12   $   1,500,000
  1,000,000  Clark County NV Passenger Facilities Charge
               Revenue Las Vegas McCarran International
               Airport - Series A                                 5.30          07/01/99       1,005,695
                                                                                           --------------
                                                                                           $   2,505,695

National Tax-Free Money Market Trust   PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             NEW JERSEY - 2.12%
$ 4,945,000  New Jersey State GO                                  3.07 %        02/15/11   $   4,945,000

             NEW MEXICO - 1.46%
$ 1,700,000  Albuquerque NM Airport Revenue Project AMBAC
               Insured                                            2.90 %        07/01/14   $   1,700,000
  1,700,000  Eddy County NM PCR IMC Fertilizer Incorporated
               Project                                            3.00          02/01/03       1,700,000
                                                                                           --------------
                                                                                           $   3,400,000

             NEW YORK - 3.46%
$ 5,100,000  New York City Housing Development Corporation
               Carnegie Park Project Series A                     2.70 %        11/15/19   $   5,100,000
  2,975,000  New York NY GO Series B2 Subseries B5 MBIA
               Insured                                            3.20          08/15/09       2,975,000
                                                                                           --------------
                                                                                           $   8,075,000

             NORTH CAROLINA - 2.40%
$ 2,500,000  East Carolina NC University Revenue
               Dowdy-Ficklen Stadium Project                      2.95 %        05/01/17   $   2,500,000
  1,000,000  North Carolina Community Medical Care Revenue
               Baptist Hospitals Project Series A                 3.05          06/01/12       1,000,000
  1,000,000  North Carolina Community Medical Care Revenue
               Baptist Hospitals Project Series B                 3.05          06/01/22       1,000,000
  1,100,000  North Carolina Community Medical Care Revenue
               Carol Woods Project                                3.35          04/01/21       1,100,000
                                                                                           --------------
                                                                                           $   5,600,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999   National Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             OHIO - 3.31%
$ 2,100,000  Clermont County OH Hospital Facilities Revenue
               Mercy Health System Series B                       3.00 %        09/01/21   $   2,100,000
  2,625,000  Ohio State Educational Revenue Series 116            3.08          10/01/29       2,625,000
  3,000,000  Ohio State PCR                                       3.15          04/22/99       3,000,000
                                                                                           --------------
                                                                                           $   7,725,000

             OKLAHOMA - 1.04%
$ 1,200,000  Muskogee OK Industrial Pollution Oklahoma Gas &
               Electric Company Series A                          3.15 %        01/01/25   $   1,200,000
  1,240,000  Oklahoma State Revenue Water Reserve Board           2.95          09/01/26       1,240,000
                                                                                           --------------
                                                                                           $   2,440,000

             OREGON - 0.39%
$   900,000  Portland OR MFHR South Park Block Project
               Series A                                           3.00 %        12/01/11   $     900,000

             PENNSYLVANIA - 3.74%
$ 3,000,000  Allegheny County PA International Airport
               Revenue MBIA Insured                               5.00 %        01/01/00   $   3,038,584
  2,175,000  Montgomery County PA Higher Education & Health
               Authority Hospital Revenue Bonds Series A          7.63          02/01/20       2,257,434
  2,000,000  Pennsylvania State GO Series A                       6.60          06/01/03       2,041,728
  1,400,000  Pennsylvania State Higher Education Assistance
               Agency Student Loan Revenue Series E               3.10          07/01/18       1,400,000
                                                                                           --------------
                                                                                           $   8,737,746

National Tax-Free Money Market Trust   PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             SOUTH CAROLINA - 5.52%
$ 1,000,000  Florence County SC Hospital Revenue McLeod
               Medical Center Series A                            3.05 %        11/01/15   $   1,000,000
  3,900,000  Piedmont Municipal Power Agency Series B             2.95          01/01/19       3,900,000
  3,500,000  Piedmont Municipal Power Agency Series C             2.95          01/01/22       3,500,000
  2,000,000  South Carolina Jobs Economic Development
               Authority Hospital Facility Tuomey Regional
               Medical Center Series B                            3.00          11/01/25       2,000,000
  2,500,000  Spartanburg County SC Health Services District       2.90          04/15/23       2,500,000
                                                                                           --------------
                                                                                           $  12,900,000

             TENNESSEE - 1.20%
$ 1,200,000  Memphis TN Weekly Refunded Series A                  3.15 %        08/01/07   $   1,200,000
  1,600,000  Metro Gov't & Davidson County Nashville TN IDA       3.12          09/01/06       1,600,000
                                                                                           --------------
                                                                                           $   2,800,000

             TEXAS - 4.81%
$ 2,000,000  Greater Texas Student Loan Corporation Series A      3.00 %        04/01/05   $   2,000,000
    100,000  Harris County TX Health Facilities Development
               Revenue Series B                                   2.90          06/01/24         100,000
  1,000,000  Harris County TX Toll Road                           6.85          08/15/01       1,043,333
  1,900,000  Harris County TX Toll Road Series D                  2.95          08/01/15       1,900,000
  1,000,000  Lower Colorado River Authority Revenue MBIA
               Insured                                            2.90          01/01/13       1,000,000
  1,000,000  Panhandle-Plains TX Higher Education Authority
               Student Loan Revenue Series A                      3.00          06/01/21       1,000,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999   National Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
$ 1,500,000  Panhandle-Plains TX Higher Education Authority
               Student Loan Revenue Series B                      3.00 %        06/01/21   $   1,500,000
  1,700,000  Panhandle-Plains TX Higher Education Authority
               Student Loan Revenue Series Y                      3.00          10/01/02       1,700,000
  1,000,000  South Texas Higher Education Authority Revenue       3.00          12/01/03       1,000,000
                                                                                           --------------
                                                                                           $  11,243,333

             UTAH - 0.47%
$ 1,100,000  Salt Lake City UT GO                                 3.05 %        01/01/20   $   1,100,000

             VIRGINIA - 0.44%
$ 1,000,000  Fairfax County VA Water Authority Revenue            6.13 %        01/01/29   $   1,022,685

             WASHINGTON - 4.45%
$ 1,900,000  Port Seattle WA Revenue Series B                     5.90 %        11/01/99   $   1,932,821
  1,625,000  Seattle WA Sewer Revenue Series T                    6.88          01/01/13       1,702,625
  1,500,000  Seattle WA Waste Utility Revenue Series A            7.00          05/01/04       1,534,458
  1,000,000  Tacoma WA Electric System Revenue                    7.38          01/01/08       1,031,918
  1,000,000  Washington State GO Series 96B                       2.90          06/01/20       1,000,000
  1,000,000  Washington State HFFA Sisters Providence Series
               B                                                  3.15          10/01/05       1,000,000
  2,200,000  Washington State MFHR Inglenook Court Project
               LOC - Bank of America                              3.45          07/01/25       2,200,000
                                                                                           --------------
                                                                                           $  10,401,822

National Tax-Free Money Market Trust   PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             WISCONSIN - 3.00%
$ 5,500,000  Kenosha WI USD No. 1 Tax & Revenue Antic             3.00 %        10/29/99   $   5,500,000
  1,500,000  Oak Creek WI PCR Wisconsin Electric Power
               Company Project                                    3.00          08/01/16       1,500,000
                                                                                           --------------
                                                                                           $   7,000,000

             WYOMING - 1.07%
$ 2,500,000  Sweetwater County WY PCR Pacific Corporation
               Project Series A                                   2.90 %        07/01/15   $   2,500,000
                                                                                           --------------
             TOTAL MUNICIPAL SECURITIES                                                    $ 232,890,530
             (Cost $232,890,530)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $232,890,530)* (Notes 1 and 3)                     99.72%               $  232,890,530
              Other Assets and Liabilities, Net                         0.28                       655,008
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  233,545,538
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                           STATEMENT OF ASSETS AND LIABILITIES -
Money Market Trusts                                               MARCH 31, 1999
------------------------------------------------------------------------

                                               CALIFORNIA                          NATIONAL
                                                 TAX-FREE            MONEY         TAX-FREE
                                             MONEY MARKET           MARKET     MONEY MARKET
                                                    TRUST            TRUST            TRUST

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost                                     $539,063,673     $481,424,285     $232,890,530
  Cash                                            126,100           13,709          653,089
RECEIVABLES
  Interest                                      5,387,547        2,830,058        1,186,613
  Investment securities sold                    6,100,000                0        5,950,000
Organizational expenses, net of
  amortization                                     14,154                0           19,067
Prepaid expenses                                    1,701              920                0
TOTAL ASSETS                                  550,693,175      484,268,972      240,699,299

LIABILITIES
Payables:
  Investment securities purchased                       0        9,996,059        6,500,000
  Distribution to shareholders                  1,269,073        2,024,584          554,444
  Due to distributor (Note 2)                      14,575           16,745            7,903
  Due to adviser (Note 2)                          59,765           61,533           14,204
  Other                                            60,843          247,288           77,210
TOTAL LIABILITIES                               1,404,256       12,346,209        7,153,761
TOTAL NET ASSETS                             $549,288,919     $471,922,763     $233,545,538
NET ASSETS CONSIST OF:
  Paid-in capital                            $549,292,968     $471,922,763     $233,545,538
  Undistributed net realized gain (loss)
    on investments                                 (4,049)               0                0
TOTAL NET ASSETS                             $549,288,919     $471,922,763     $233,545,538

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net Assets                                   $549,288,919     $471,922,763     $233,545,538
Shares outstanding                            549,292,968      471,999,497      233,545,538
Net asset value and offering price per
  share                                      $       1.00     $       1.00     $       1.00
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS -
FOR THE YEAR ENDED MARCH 31, 1999                            Money Market Trusts
------------------------------------------------------------------------

                                                                                NATIONAL
                                               CALIFORNIA                       TAX-FREE
                                                 TAX-FREE           MONEY          MONEY
                                             MONEY MARKET          MARKET         MARKET
                                                    TRUST           TRUST          TRUST

INVESTMENT INCOME
  Interest                                   $ 17,330,091     $28,325,563     $7,489,167
TOTAL INVESTMENT INCOME                        17,330,091      28,325,563      7,489,167
EXPENSES (NOTE 2)
  Advisory fees                                 2,810,251       1,315,654        565,461
  Administration fees                             394,691         368,383        158,507
  Custody fees                                     94,162          87,886         37,815
  Shareholder servicing fees                    1,127,689       1,052,523        452,878
  Portfolio accounting fees                       174,266         166,750        106,785
  Transfer agency fees                            112,769         105,252         45,288
  Organization costs                                4,577               0          5,281
  Legal and audit fees                             66,631          52,361         59,129
  Registration fees                               208,789          38,837         95,521
  Directors' fees                                   3,449           2,488          3,419
  Shareholder reports                              29,051          12,076         15,192
  Other                                            23,813          12,375          9,180
Total Expenses                                  5,050,138       3,214,585      1,554,456
Less:
  Waived fees and reimbursed expenses          (3,922,184)     (2,161,061)    (1,101,384)
NET EXPENSES                                    1,127,954       1,053,524        453,072
NET INVESTMENT INCOME                          16,202,137      27,272,039      7,036,095
  Net realized gain (loss) on sale of
    investments                                    (1,896)         11,709          4,735
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                            $ 16,200,241     $27,283,748     $7,040,830
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Trusts                          STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                CALIFORNIA TAX-FREE MONEY MARKET
                                                                           TRUST
                                             -----------------------------------
                                                                     FROM MAY 5,
                                                                            1997
                                                                   (COMMENCEMENT
                                                     FOR THE      OF OPERATIONS)
                                                  YEAR ENDED                  TO
                                              MARCH 31, 1999      MARCH 31, 1998
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                        $    16,202,137     $    11,310,951
Net realized gain (loss) on sale of
  investments                                         (1,896)             (2,153)
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 16,200,241          11,308,798
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (16,202,137)        (11,310,951)
  From net realized gain on sale of
    investments                                            0                   0
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                    1,227,641,270       1,750,384,724
  Reinvestment of dividends                          502,038             269,738
  Cost of shares redeemed                     (1,315,293,065)     (1,114,211,737)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS                                   (87,149,757)        636,442,725
INCREASE (DECREASE) IN NET ASSETS                (87,151,653)        636,440,572

NET ASSETS:
  Beginning net assets                           636,440,572                   0
ENDING NET ASSETS                            $   549,288,919     $   636,440,572
--------------------------------------------------------------------------------

Shares issued and redeemed at constant $1.00 NAV

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                          Money Market Trusts
------------------------------------------------------------------------

                                                                                      NATIONAL TAX-FREE MONEY MARKET
                                                                                                               TRUST
                                                                                     -------------------------------
                                                                                                       FROM NOV. 10,
                                                                                                                1997
                                                              MONEY MARKET TRUST                       (COMMENCEMENT
                                             -----------------------------------                                  OF
                                                                                           FOR THE       OPERATIONS)
                                                     FOR THE             FOR THE        YEAR ENDED                TO
                                                  YEAR ENDED          YEAR ENDED         MARCH 31,         MARCH 31,
                                              MARCH 31, 1999      MARCH 31, 1998              1999              1998
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                      $    27,272,039     $    36,943,556     $   7,036,095     $   2,920,354
  Net realized gain (loss) on sale of
    investments                                       11,709             108,337             4,735             7,368
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 27,283,748          37,051,893         7,040,830         2,927,722
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                   (27,272,039)        (36,943,556)       (7,036,095)       (2,920,354)
    From net realized gain on sale of
      investments                                    (52,582)            (85,012)          (12,103)                0
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                  1,712,425,682       1,309,060,229       649,353,822       409,222,975
    Reinvestment of dividends                              5                  47               206                 0
    Cost of shares redeemed                   (1,871,232,124)     (1,485,316,752)     (645,247,726)     (179,783,739)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS                                  (158,806,437)       (176,256,476)        4,106,302       229,439,236
INCREASE (DECREASE) IN NET ASSETS               (158,847,310)       (176,233,151)        4,098,934       229,446,604

NET ASSETS:
    Beginning net assets                         630,770,073         807,003,224       229,446,604                 0
ENDING NET ASSETS                            $   471,922,763     $   630,770,073     $ 233,545,538     $ 229,446,604
--------------------------------------------------------------------------------------------------------------------

Shares issued and redeemed at constant $1.00 NAV

The accompanying notes are an integral part of these financial statements.

Money Market Trusts                                         FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                            CALIFORNIA TAX-FREE
                                                                         MONEY MARKET TRUST (1)
                                                                                         PERIOD
                                                                         YEAR ENDED       ENDED
                                                                          MARCH 31,   MARCH 31,
                                                                               1999        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.03        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.03)      (0.03)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                 2.93%       2.94%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $549,289    $636,441
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                    0.20 %      0.20 %
  Ratio of net investment income to average net assets                       2.91 %      3.18 %
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                        0.91 %      0.85 %
Ratio of net investment income to average net assets prior to waived
  fees and reimbursed expenses                                               2.20 %      2.53 %
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND COMMENCED OPERATIONS ON MAY 5, 1997.
(2) THE FUND OPERATED AS THE MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                         Money Market Trusts
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                    FOUR  MONEY MARKET TRUST (2)
                                                      SIX MONTHS                  MONTHS
                              YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED
                               MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,     MAY 31,     MAY 31,
                                    1999        1998     1997(3)        1996     1995(4)        1995        1994
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.05        0.05        0.03        0.05        0.02        0.05        0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.05)      (0.03)      (0.05)      (0.02)      (0.05)      (0.03)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.35%       5.62%       2.66%       5.43%     5.70%**       5.05%       3.21%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $471,923    $630,770    $807,003  $1,143,767    $286,863    $290,483    $300,894
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.20 %      0.20 %      0.20 %      0.18 %      0.19 %      0.17 %      0.18 %
  Ratio of net investment
    income to average net
    assets                        5.20 %      5.46 %      5.28 %      5.33 %      5.70 %      5.06 %      3.21 %
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.61 %      0.61 %      0.61 %      0.55 %      1.11 %      1.07 %      1.02 %
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        4.79 %      5.05 %      4.87 %      4.96 %      4.78 %      4.16 %      2.37 %
----------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND COMMENCED OPERATIONS ON MAY 5, 1997.
(2) THE FUND OPERATED AS THE MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
The accompanying notes are an integral part of these financial statements.

Money Market Trusts                                         FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                              NATIONAL TAX-FREE
                                                                         MONEY MARKET TRUST (1)
                                                                                         PERIOD
                                                                         YEAR ENDED       ENDED
                                                                          MARCH 31,   MARCH 31,
                                                                               1999        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.03        0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.03)      (0.01)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                 3.16%       1.30%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $233,546    $229,447
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                    0.20 %      0.20 %
  Ratio of net investment income to average net assets                       3.09 %      3.32 %
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                        0.68 %      0.63 %
Ratio of net investment income to average net assets prior to waived
  fees and reimbursed expenses                                               2.61 %      2.89 %
-----------------------------------------------------------------------------------------------

(1)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 10, 1997.
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS                                Money Market Trusts
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and is currently comprised of thirty-one separate series. These financial statements represent the Money Market Trust and National Tax-Free Money Market Trust, diversified series of the Company, and the California Tax-Free Money Market Trust, a non-diversified series of the Company (each, a "Fund", collectively, the "Funds").
  Effective on September 6, 1996 the Pacifica Funds Trust was consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  The Funds invest only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
  The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

Money Market Trusts                                NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered.

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 1999.
  The California Tax-Free Money Market Trust had estimated net capital loss carryforward at March 31, 1999 of $4,049 expiring in 2006. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax

NOTES TO FINANCIAL STATEMENTS                                Money Market Trusts
------------------------------------------------------------------------

basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the average daily net assets of the California Tax-Free Money Market Trust and 0.25% of the average daily net assets of the Money Market Trust and National Tax-Free Money Market Trust. On August 1, 1998, Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, began acting as investment sub-advisor to the Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of the Funds' average daily net assets up to $960 million and 0.04% of the Funds' average daily net assets in excess of $960 million. WCM's minimum annual fee is $120,000 for each Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.
  The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain transaction charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.
  The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.02% of the average daily net assets of the Funds.

Money Market Trusts                                NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.20% of the average daily net assets of the Funds.
  Prior to March 25, 1999, the Company had entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provided each Fund with administration services. Under the prior arrangement, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.
  On March 25, 1999, the Company entered into an Administration Agreement with WFB on behalf of the Funds. Under the Administration Agreement, WFB will act as the sole Administrator of the Funds and is entitled to receive monthly fees at an annual rate of 0.15% of the average daily net assets of the Funds.
  The Company has entered into a "defensive" Distribution Plan (the "Plan") on behalf of the Funds. The Plan contemplates that, to the extent any portion of the fees payable by a Fund pursuant to its servicing plan is deemed to be "primarily intended to result in the sale of shares" of a Fund, such fees are approved and payable pursuant to the Plan and in accordance with Rule 12b-1 under the 1940 Act. The maximum authorized fee under the Plan is 0.20% of each Fund's average daily net assets. The Plan will not result in any separate payment of fees by the Funds.

WAIVED FEES AND REIMBURSED EXPENSES
  The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the year ended March 31, 1999 was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB.
  Certain officers and one director of the Company are also officers of Stephens. As March 31, 1999, Stephens owned 10 shares of the California Tax-Free Money Market Trust, 27 shares of the Money Market Trust, and 1 share of the National Tax-Free Money Market Trust.

3. CAPITAL SHARE TRANSACTIONS
  As of March 31, 1999, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of March 31, 1999, each Fund was authorized to issue 10 billion shares of $0.001 par value capital stock.

4. SUBSEQUENT EVENTS
  On March 25, 1999, the Board of Directors of the Company approved the reorganization of the Trust's Funds into new portfolios of Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Stagecoach family of funds with the Norwest Advantage Family of Funds following last November's merger of Wells Fargo & Company and Norwest Corporation. The Company will present the reorganization to Fund shareholders for their approval at a special shareholders' meeting that is planned for August 1999.

INDEPENDENT AUDITORS' REPORT                                 Money Market Trusts
------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
Stagecoach Funds, Inc.:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the California Tax-Free Money Market Trust, Money Market Trust and National Tax-Free Money Market Trust (three of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets of the California Tax-Free Money Market Trust for the year ended March 31, 1999 and the period from May 5, 1997 (commencement of operations) to March 31, 1998, the Money Market Trust for each of the years in the two-year period ended March 31, 1999, and the National Tax-Free Money Market Trust for the year ended March 31, 1999 and the period from November 10, 1997 (commencement of operations) to March 31, 1998, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of March 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

   [KPMG LLP SIGNATURE]

San Francisco, California
May 7, 1999

LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FRN               --   Floating Rate Notes
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
LP                --   Limited Partnerships
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MTN               --   Medium Term Note
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/or certain other services for the Stagecoach Funds. Wells Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.



STAGECOACH FUNDS-Registered
                 Trademark-
P.O. Box 7066
San Francisco, CA 94120-7066

DATED MATERIAL
PLEASE EXPEDITE


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